Income Tax - Schedule Of Effective Income Tax Rate Reconciliation (Details)	10 Months Ended
Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Other	0.00%
Change in valuation allowance	(15.10%)
Business combination transaction costs	(5.90%)
Income tax provision	0.00%